INSURANCE (Tables)	12 Months Ended
Dec. 31, 2024
INSURANCE
Schedule of types of insurance

Subsidiaries maintain insurance contracts with coverage determined by experts, taking into account the nature and degree of risk. The main insurance coverage contracted are:

Type	Scope	2024	2023
Assets	Inventories and property, plant and equipment items are insured against fire, electrical damage, explosion, machine breakage and overflow (leakage of material in fusion state).	135,983,517	108,885,132
Business Interruption	Net income plus fixed expenses	23,241,981	25,316,332
Civil Liability	Industrial operations	879,307	687,465